Share capital - Disclosure of dividends (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares	$ 0.255	$ 0.235
Dividends payable | $	$ 34,665,000	$ 32,223,000
February 20, 2024 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares	$ 0.06
Dividends payable | $	$ 8,271,000
May 8, 2024 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares	$ 0.065
Dividends payable | $	$ 8,843,000
August 6, 2024 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares	$ 0.065
Dividends payable | $	$ 8,878,000
November 6, 2024 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares	$ 0.065
Dividends payable | $	$ 8,673,000
February 23, 2023 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares		$ 0.055
Dividends payable | $		$ 7,511,000
May 10, 2023 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares		$ 0.06
Dividends payable | $		$ 8,268,000
August 9, 2023 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares		$ 0.06
Dividends payable | $		$ 8,281,000
November 8, 2023 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares		$ 0.06
Dividends payable | $		$ 8,163,000